Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial Instruments

14. Financial Instruments

(a)Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and financial liabilities as described in Notes 6 and 7.

(b)Concentration of credit risk: Financial Instruments subject to credit risk consist principally of cash, trade accounts receivable, short-term receivables related to seller’s credits under sale and leaseback transactions, investments in debt securities held to maturity, investments in debt securities available for sale, time deposits and derivatives.

The Company places its temporary cash investments, consisting mostly of time deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the short-term receivable related to seller’s credits under sale and leaseback transactions and estimates that the amount presented on the accompanying balance sheets approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

(c)	Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of cash and cash equivalents, restricted cash, trade accounts receivable, margin deposits, time deposits, accounts payable, short-term receivables related to seller’s credits under sale and leaseback transactions and due from (to) related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term debt and other financial liabilities with variable interest rates approximate the recorded values, generally due to their variable interest rates. The carrying amount of investments in debt securities held to maturity and available for sale approximates their respective fair values due to their short maturity and/or the volatility of the underlying interest rates.

The fair values of interest rate swap agreements, bunker swap agreements and other commodities swap agreements discussed in Note 7 above and the fair values of the investments in debt securities held to maturity discussed in Note 9 above, are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The fair value of the impaired LNG carrier Neo Energy discussed in Note 4 as at December 31, 2023, was determined through Level 3 inputs of the fair value hierarchy, as defined in FASB guidance for Fair Value Measurements and was determined by management through a combination of future discounted net operating cash flows and third-party valuations, (non-recurring basis).

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2025 and 2024, are as follows:

	2025		2024
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	293,312	293,312	343,373	343,373
Restricted cash	4,817	4,817	4,939	4,939
Margin deposits	4,270	4,270	4,270	4,270
Time deposits	5,000	5,000	—	—
Long-term receivable (including short-term portion)	12,767	12,767	12,553	12,553
Investment in debt securities, held to maturity (including short-term portion)	40,374	39,820	25,230	25,120
Investment in debt securities, available for sale	15,494	15,494	—	—
Debt and other financial liabilities	(1,930,371)	(1,930,371)	(1,757,238)	(1,757,238)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of December 31, 2025, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $4,270, ($4,270 as of December 31, 2024), which is recorded within margin deposits in the accompanying consolidated balance sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the accompanying consolidated balance sheets on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the accompanying consolidated balance sheets on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statements of comprehensive income or in the accompanying consolidated balance sheets, as a component of accumulated other comprehensive (loss) income.

		Asset Derivatives		Liability Derivatives
		December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair Value	1,126	182	1,019	—
Interest rate swaps	Financial instruments—Fair Value, net of current portion	—	84	308	—
Bunker and EUAs swaps	Current portion of financial instruments - Fair value	170	327	968	25
Bunker and EUAs swaps	Financial instruments—Fair Value, net of current portion	—	—	165	—
Subtotal		1,296	593	2,460	25
Total derivatives		1,296	593	2,460	25

Derivatives designated as Hedging Instruments - Net effect on the Consolidated Statements of Comprehensive Income

Derivative			Amount
	(Loss) Gain Recognized in Accumulated Other Comprehensive (Loss) Income on Derivative (Effective Portion) Location	2025	2024	2023
Interest rate swaps		91	91	(134)
Reclassification to Interest and finance costs, net due to de-designations		(1,189)	(3,596)	(5,265)
Reclassification to Depreciation expense		116	116	219
Total		(982)	(3,389)	(5,180)

The accumulated (loss) income from Derivatives designated as Hedging instruments recognized in accumulated other comprehensive (loss) income as of December 31, 2025, 2024 and 2023, was $1,886 (loss), $904 (loss) and $2,485 (income) respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Consolidated Statements of Comprehensive Income

Derivative			Amount
	Net Realized and Unrealized (Loss) Gain Recognized on Statement of Comprehensive Income Location	2025	2024	2023
Interest rate swaps	Interest and finance costs, net	(467)	144	122
Bunker and EUAs swaps	Interest and finance costs, net	(1,058)	1,143	247
Total		(1,525)	1,287	369